9. Stockholders' (deficiency) Equity (Details) - USD ($)	1 Months Ended				2 Months Ended			12 Months Ended
	May. 31, 2015	Mar. 31, 2015	Nov. 30, 2014	Jul. 31, 2014	Oct. 31, 2015	Sep. 30, 2015	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Details
Warrants Issued								475,000
Warrants Per Share								$ 0.46
Fair Value of Warrants Issued									$ 400,335
Common Stock Shares Issued			1,036,000	142,000			1,170,000
Common Stock Subscriptions Per Share							$ 0.47
Common Stock Subscriptions							$ 545,278
Fair Value Shares Issued Per Share				$ 0.47
Professional Fees				$ 66,179				$ 249,145	198,611
Exercise Price of Shares Issued			$ 1.10
Gross Porceeds Upon Exercise of Warrants		$ 500,584	$ 1,142,837			$ 253,800
Broker Warrants Issued		35,000	51,080			17,500
Fair Value of Warrants at Issuance1			$ 246,671		$ 672,749
Warrants Expired	804,000
Other Additional Capital	$ 124,936
Exercise of warrants for cash, Shares		500,000	150,000		605,000	250,000
Investment Warrants, Exercise Price		$ 1.01	$ 0.44		$ 1.00	$ 1.05
Proceeds from exercise of warrants			$ 66,188					707,196	$ 66,188
Finder's Fee		$ 35,420				$ 17,362
Fair Value of Warrants at Issuance		$ 5,594				$ 14,627		$ (85,767)
Common Stock, Shares Issued		1,100,000						18,798,000	16,315,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum								0.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum								1.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								94.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value								$ 0.74
Expected Forfeiture, Minimum								5.00%
Expected Forfeiture, Maximum								20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures								3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								(2,832,500)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								167,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value								$ 2,257,953
Options Exercised by Employees								2,832,500